Leases as Restated - Summary of Lease Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Presentation Of Leases For Lessee [Abstract]
Interest on lease liabilities	$ 142	$ 195	$ 199
Depreciation charge of right-of-use assets	4,399	3,507
Expense relating to short-term leases	182	69
Total amount recognized in profit or loss	$ 4,723	$ 3,771